Segment and Customer Reporting	9 Months Ended
Jun. 30, 2026
Segment and Customer Reporting
Segment and Customer Reporting

17. Segment and Customer Reporting

The Company develops, manufactures and markets power technology products. There is only a single segment applicable to the Company.

Given the size and nature of the products produced, the Company’s sales are segregated based on large format batteries, with the remaining smaller product line categorized as “Other”.

There has been no change in either the determination of the Group’s segments, or how segment performance is measured, from that described in the Company’s condensed interim consolidated financial statements as at and for the period ended June 30, 2026.

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Large format batteries	$17,694	17,053	51,244	42,514
Other	21	80	74	806
	$17,715	17,133	51,318	43,320

Revenues can also be analyzed as follows based on the nature of the underlying deliverables:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Revenue with customers
Sale of batteries and battery systems	$17,588	17,053	51,138	42,514
Sale of services	19	7	72	533
Others	108	73	108	273
	$17,715	17,133	51,318	43,320

Revenues attributed to geographical regions based on the location of the customer were as follows:

	Three months ended June 30,		Nine months ended June 30,
	2026	2025	2026	2025
Canada	$238	1,824	769	2,172
United States	16,493	15,304	49,451	41,042
Others	984	5	1,098	106
	$17,715	17,133	51,318	43,320